Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of restricted cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
Thousands of $ For the years ended December 31	2021	2020
Cash and cash equivalents	58,498	15,953
Total cash and cash equivalents	58,498	15,953